Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000014299
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Macro Portfolio
Without Sales Load [Member] | C000014299
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%	5.91%	4.59%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	5.30%	0.52%	2.37%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%	2.12%